================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC

Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28-13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag

Title:   Authorized Signatory

Phone:   (310) 432-0200


Signature, Place, and Date of Signing:

/s/ Willem Mesdag    Los Angeles, CA    May 15, 2012
-------------------  -----------------  -------------
[Signature]          [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       1
                                         -----------------------
Form 13F Information Table Entry Total:                 10
                                         -----------------------
Form 13F Information Table Value Total:           $242,279
                                         -----------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        Form 13F File Number       Name

       1          28-13678                   RMCP GP LLC
       ----       ----------------------     ------------------------------

                          FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
   --------                  --------------  --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/PUT/  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               --------------  --------- -------- --------- -------- ---------- -------- --------- ------ ----
AFFIRMATIVE INS HLDGS INC    COM             008272106     432    814,668 SH        DEFINED      1       814,668   0     0

AIR TRANSPORT SERVICES
GRP I                        COM             00922R105  55,310  9,552,730 SH        DEFINED      1     9,552,730   0     0

COST PLUS INC CALIF          COM             221485105  57,792  3,228,611 SH        DEFINED      1     3,228,611   0     0

ENCORE CAP GROUP INC         COM             292554102  53,620  2,377,835 SH        DEFINED      1     2,377,835   0     0

G-III APPAREL GROUP LTD      COM             36237H101   1,137     40,000 SH        DEFINED      1        40,000   0     0

MARLIN BUSINESS SVCS CORP    COM             571157106  18,974  1,259,902 SH        DEFINED      1     1,259,902   0     0

METROPOLITAN HEALTH NETWORKS COM             592142103   2,234    238,376 SH        DEFINED      1       238,376   0     0

NATURES SUNSHINE
PRODUCTS IN                  COM             639027101  21,106  1,317,474 SH        DEFINED      1     1,317,474   0     0

RADNET INC                   COM             750491102  11,782  3,705,048 SH        DEFINED      1     3,705,048   0     0

STR HLDGS INC                COM             78478V100  19,892  4,110,011 SH        DEFINED      1     4,110,011   0     0